THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE
                        SUPPLEMENT DATED MARCH 9, 2005 TO
                           THE VARIABLE LIFE INSURANCE
                        PRODUCT PROSPECTUSES LISTED BELOW


     THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN YOUR VARIABLE CONTRACT PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

     Effective February 28, 2005, the TRAVELERS SERIES TRUST: MFS EMERGING GROWTH PORTFOLIO merged into the Travelers Series Trust: MFS Mid Cap Growth Portfolio. As a result of the merger, the Travelers Series Trust: MFS Emerging Growth Portfolio has been merged out of existence and is no longer available as an investment option. All references to the Travelers Series
     Trust: MFS Emerging Growth Portfolio are hereby deleted.

     THE FOLLOWING INFORMATION REPLACES THE INFORMATION IN THE FEE TABLE FOR THE TRAVELERS SERIES TRUST: MFS MID CAP GROWTH PORTFOLIO:


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                 DISTRIBUTION                                CONTRACTUAL FEE    NET TOTAL
                                                    AND/OR                   TOTAL ANNUAL         WAIVER         ANNUAL
                                   MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING       AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                      FEE            FEES         EXPENSES     EXPENSES       REIMBURSEMENT     EXPENSES
----------------                   ----------   ---------------   --------   -------------   ----------------   ---------
THE TRAVELERS SERIES TRUST
MFS Mid Cap Growth Portfolio..       0.25%             --           0.02%        0.27%               --          0.27%(1)


SUPPLEMENT TO THE FOLLOWING CONTRACT PROSPECTUSES DATED JANUARY 11, 2005:
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV TRAVELERS LIFE & ANNUITY CORPORATE SELECT

SUPPLEMENT TO THE FOLLOWING CONTRACT PROSPECTUS DATED MAY 3, 2004:
TRAVELERS CORPORATE BENEFIT LIFE


-----------------------
(1) Effective as of the close of business on February 25, 2005, the investment advisory fee is revised to a fee calculated at an annual rate in accordance with the following schedule:

--------------------------------------------------------------------------------
COMBINED ASSETS
(AS DESCRIBED BELOW)                            FEE RATE
--------------------------------------------------------------------------------
Up to $600,000,000                               0.7775%
--------------------------------------------------------------------------------
$600,000,000 to $900,000,000                     0.7525%
--------------------------------------------------------------------------------
$900,000,000 to $1.5 billion                     0.7275%
--------------------------------------------------------------------------------
$1.5 billion to $2.5 billion                     0.7025%
--------------------------------------------------------------------------------
Over $2.5 billion                                0.6525%
--------------------------------------------------------------------------------

For purposes of meeting the various assets levels and determining an effective fee rate for the Fund, the combined average daily net assets of: (1) the Fund,
(2) The Travelers Series Trust: MFS Value Portfolio, and (3) a portfolio of another investment company for which an affiliate of TAMIC is investment adviser and MFS is subadviser, are used.





March 2005                                                               L-24498